Condensed Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 4,705	$ 1,066	$ 748
Restricted cash	1,157	1,017	998
Accounts receivable	5	59	211
Prepaid expenses and other current assets	567	818	700
Total current assets	6,434	2,960	2,657
Property and equipment, net	2,991	3,695	4,569
Intangible assets	22,734	22,734
Other assets	45	54	3
Total assets	32,204	29,443	7,229
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	2,611	3,922	2,114
Liability for refunds of warrant exercise proceeds	1,519	0
Accrued payroll and employee benefits	882	781	913
Other accrued liabilities	794	1,225	1,361
Notes payable, net of discount			317
Accrued restructuring - current portion	593	312	425
Deferred revenue	510	34
Total current liabilities	6,909	6,274	5,130
Accrued restructuring, net of current portion	0	148	281
Deferred rent and other liabilities	1,319	1,384	1,461
Fair value liability for price adjustable subscription investment units	125	1,483
Fair value liability for price adjustable warrants	6,333	1,783	7,243
Deferred tax liabilities	1,202	1,202
Total liabilities	15,888	12,274	14,115
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $.01 par value; 100,000 shares authorized: no shares issued and outstanding	0	0
Common stock, value	314,336	307,939	256,131
Accumulated deficit	(298,020)	(290,770)	(263,017)
Total stockholders' equity (deficit)	16,316	17,169	(6,886)
Total liabilities and stockholders' equity (deficit)	$ 32,204	$ 29,443	$ 7,229